Nature of operations, Principal activity (Details)	12 Months Ended
Dec. 31, 2021 m Floatingdrydock
COVID-19 Impact and Business Strategy [Abstract]
Percentage of minimum gasoline and diesel domestic consumption	70.00%
Westport Orange Shipyard [Member]
COVID-19 Impact and Business Strategy [Abstract]
Number of short-tons floating dry-dock agreed to build | Floatingdrydock	6,600
Term of financing agreement	7 years
Westport Orange Shipyard [Member] | Minimum [Member]
COVID-19 Impact and Business Strategy [Abstract]
Length of fixed dry-dock planning to build	150
Westport Orange Shipyard [Member] | Maximum [Member]
COVID-19 Impact and Business Strategy [Abstract]
Percentage of purchase price of floating dry-dock expected to be received	85.00%
Length of fixed dry-dock planning to build	220